AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 11.3%
Aaron's, Inc.	119,100	$6,747,015
Brunswick Corp.	99,400	5,855,654
The Children's Place, Inc.[1]	162,500	4,606,875
Dine Brands Global, Inc.[1]	142,100	7,757,239
LCI Industries	58,975	6,268,453
Winnebago Industries, Inc.[1]	99,400	5,135,998

Total Consumer Discretionary		36,371,234
Consumer Staples - 1.2%
TreeHouse Foods, Inc.*,1	95,500	3,870,615
Financials - 22.4%
BancorpSouth Bank	290,200	5,624,076
Essent Group, Ltd.	206,950	7,659,220
First Busey Corp.	376,743	5,986,446
First Midwest Bancorp, Inc.	418,204	4,508,239
Focus Financial Partners, Inc., Class A*	186,100	6,102,219
James River Group Holdings, Ltd. (Bermuda)	33,200	1,478,396
Kemper Corp.	94,259	6,299,329
National Bank Holdings Corp., Class A	221,200	5,806,500
Reinsurance Group of America, Inc.	66,047	6,287,014
Sterling Bancorp	482,720	5,078,214
UMB Financial Corp.	112,600	5,518,526
Umpqua Holdings Corp.	527,114	5,597,951
WSFS Financial Corp.	224,100	6,043,977

Total Financials		71,990,107
Health Care - 4.7%
Acadia Healthcare Co., Inc.*,1	201,200	5,931,376
AMN Healthcare Services, Inc.*	68,410	3,999,249
Prestige Consumer Healthcare, Inc.*	79,200	2,884,464
Varex Imaging Corp.*	190,100	2,418,072

Total Health Care		15,233,161
Industrials - 33.4%
American Woodmark Corp.*	79,700	6,259,638
Beacon Roofing Supply, Inc.*	218,100	6,776,367
BMC Stock Holdings, Inc.*	208,720	8,939,477
Columbus McKinnon Corp.	164,150	5,433,365
EnPro Industries, Inc.	80,100	4,518,441
Gibraltar Industries, Inc.*	99,700	6,494,458
Hillenbrand, Inc.	248,900	7,058,804
JELD-WEN Holding, Inc.*	288,115	6,511,399
Knoll, Inc.	302,000	3,642,120
Korn Ferry	153,900	4,463,100
	Shares	Value

ManpowerGroup, Inc.	79,000	$5,793,070
Rexnord Corp.	184,426	5,503,272
Ryder System, Inc.	97,800	4,131,072
The Shyft Group, Inc.	388,074	7,326,837
SPX Corp.*	157,100	7,286,298
TPI Composites, Inc.*,1	193,500	5,603,760
TriMas Corp.*	263,300	6,003,240
Welbilt, Inc.*	928,000	5,716,480

Total Industrials		107,461,198
Information Technology - 16.0%
Benchmark Electronics, Inc.	247,689	4,990,933
Knowles Corp.*	441,400	6,576,860
Kulicke & Soffa Industries, Inc. (Singapore)[1]	236,000	5,286,400
NCR Corp.*	182,200	4,033,908
Perficient, Inc.*	168,500	7,201,690
Sanmina Corp.*	255,210	6,903,431
Silicon Motion Technology Corp. ADR (Taiwan)	131,300	4,960,514
TTM Technologies, Inc.*	553,500	6,315,435
WNS Holdings, Ltd., ADR (India)*	82,998	5,308,552

Total Information Technology		51,577,723
Materials - 9.5%
Compass Minerals International, Inc.[1]	112,300	6,665,005
Ferro Corp.*	522,500	6,479,000
Minerals Technologies, Inc.	127,500	6,515,250
Neenah, Inc.	108,100	4,050,507
Orion Engineered Carbons, S.A. (Luxembourg)	544,700	6,814,197

Total Materials		30,523,959

Total Common Stocks (Cost $291,827,300)		317,027,997

	Principal Amount
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 1.4%[2]
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,089,484 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $1,111,272)	$1,089,482	1,089,482
HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,089,484 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 11/01/26 - 08/01/50, totaling $1,111,272)	1,089,482	1,089,482

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.4%[2] (continued)
JP Morgan Securities LLC, dated 09/30/20, due 10/01/20, 0.060% total to be received $229,354 (collateralized by various U.S. Treasuries, 0.000% - 1.750%, 11/19/20 - 08/31/24, totaling $233,941)	$229,354	$229,354
MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,089,484 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $1,111,272)	1,089,482	1,089,482
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,089,484 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,111,272)	1,089,482	1,089,482

Total Joint Repurchase Agreements		4,587,282

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[3]	1,805,869	$1,805,869
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[3]	1,805,872	1,805,872
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[3]	1,860,596	1,860,596

Total Other Investment Companies		5,472,337

Total Short-Term Investments (Cost $10,059,619)		10,059,619
Total Investments - 101.6% (Cost $301,886,919)		327,087,616
Other Assets, less Liabilities - (1.6)%		(5,131,804)
Net Assets - 100.0%		$321,955,812

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,600,916 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$317,027,997	—	—	$317,027,997
Short-Term Investments
Joint Repurchase Agreements	—	$4,587,282	—	4,587,282
Other Investment Companies	5,472,337	—	—	5,472,337
Total Investments in Securities	$322,500,334	$4,587,282	—	$327,087,616

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,600,916	$4,587,282	$7,126,464	$11,713,746

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.